LOANS (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in allowance for loan losses
Beginning Balance	$ 5,561,442
Provision	(500,000)	$ (250,000)
Ending Balance	5,886,225	5,561,442
Loans Receivable
Changes in allowance for loan losses
Beginning Balance	5,561,442	5,590,668
Charge-offs	(106,406)	(498,908)
Recoveries	931,189	719,682
Provision	(500,000)	(250,000)
Ending Balance	5,886,225	5,561,442
Loans Receivable | Real estate loans
Changes in allowance for loan losses
Beginning Balance	4,401,802	4,208,561
Charge-offs	(104,506)	(265,134)
Recoveries	856,602	696,287
Provision	(1,057,720)	(237,912)
Ending Balance	4,096,178	4,401,802
Loans Receivable | Real estate loans | One-to-four family
Changes in allowance for loan losses
Beginning Balance	1,119,762	1,424,663
Charge-offs	(25,258)	(263,258)
Recoveries	21,576	466,287
Provision	23,650	(507,930)
Ending Balance	1,139,730	1,119,762
Loans Receivable | Real estate loans | Multi-family
Changes in allowance for loan losses
Beginning Balance	$ 436,833	$ 661,358
Charge-offs
Recoveries	$ 11,753
Provision	25,782	$ (224,525)
Ending Balance	474,368	436,833
Loans Receivable | Real estate loans | Commercial
Changes in allowance for loan losses
Beginning Balance	1,650,290	1,454,455
Charge-offs	(79,248)	$ (1,876)
Recoveries	11,923
Provision	401,123	$ 197,711
Ending Balance	1,984,088	1,650,290
Loans Receivable | Real estate loans | Construction and land
Changes in allowance for loan losses
Beginning Balance	$ 1,194,917	$ 668,085
Charge-offs
Recoveries	$ 811,350	$ 230,000
Provision	(1,508,275)	296,832
Ending Balance	497,992	1,194,917
Loans Receivable | Commercial business
Changes in allowance for loan losses
Beginning Balance	$ 951,215	1,219,080
Charge-offs		(190,255)
Recoveries	$ 73,761	13,048
Provision	409,711	(90,658)
Ending Balance	1,434,687	951,215
Loans Receivable | Consumer
Changes in allowance for loan losses
Beginning Balance	208,425	163,027
Charge-offs	(1,900)	(43,519)
Recoveries	826	10,347
Provision	148,009	78,570
Ending Balance	355,360	208,425
Loans Receivable | Consumer | Home equity
Changes in allowance for loan losses
Beginning Balance	$ 198,150	116,478
Charge-offs		(43,519)
Recoveries		9,402
Provision	$ 81,520	115,789
Ending Balance	279,670	198,150
Loans Receivable | Consumer | Automobile and other
Changes in allowance for loan losses
Beginning Balance	10,275	$ 46,549
Charge-offs	(1,900)
Recoveries	826	$ 945
Provision	66,489	(37,219)
Ending Balance	$ 75,690	$ 10,275